UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

International Equity ETF (TOUS)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about International Equity ETF (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$26	0.50%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,405,050
  Number of Portfolio Holdings184
  Portfolio Turnover Rate16.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.8%
Financials	21.8
Health Care	13.9
Information Technology	9.3
Consumer Discretionary	6.0
Materials	5.9
Consumer Staples	5.2
Communication Services	4.7
Energy	4.5
Other	5.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	3.3%
AstraZeneca	2.5
Renesas Electronics	1.7
Rolls-Royce Holdings	1.6
UniCredit	1.6
TotalEnergies	1.4
Siemens	1.3
Roche Holding	1.3
Unilever	1.3
AXA	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity ETF (TOUS)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1076-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TOUS	International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		6/14/23(1) Through
	4/30/26	10/31/25	10/31/24	10/31/23
NET ASSET VALUE
Beginning of period	$ 33.68	$ 27.70	$ 22.70	$ 25.00
Investment activities
Net investment income(2)(3)	0.39	0.85	0.64	0.15
Net realized and unrealized gain/loss	2.98	5.92	4.49	(2.45)
Total from investment activities	3.37	6.77	5.13	(2.30)
Distributions
Net investment income	(0.60)	(0.79)	(0.13)	-
NET ASSET VALUE
End of period	$ 36.45	$ 33.68	$ 27.70	$ 22.70
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	10.11%	25.24%	22.65%	(9.20)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%	0.50%(5)
Net expenses after waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%	0.50%(5)
Net investment income	2.24%(5)	2.71%	2.35%	1.60%(5)
Portfolio turnover rate(6)	16.1%	34.7%	41.8%	8.9%
Net assets, end of period (in thousands)	$ 1,405,050	$ 991,813	$ 84,491	$ 61,282

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 2.5%
Common Stocks 2.5%
ANZ Group Holdings	241,961	6,427
BHP Group	356,947	14,128
Coles Group	167,636	2,672
Downer EDI	950,981	5,110
Qantas Airways	426,457	2,607
Westpac Banking	130,581	3,653
Total Australia (Cost $28,053)		34,597
AUSTRIA 1.9%
Common Stocks 1.9%
BAWAG Group	73,593	12,603
Erste Group Bank	44,489	4,916
OMV	124,333	8,776
Total Austria (Cost $19,307)		26,295
BELGIUM 0.2%
Common Stocks 0.2%
UCB (1)	9,195	2,504
Total Belgium (Cost $2,661)		2,504
CANADA 3.5%
Common Stocks 3.5%
Agnico Eagle Mines (USD)	10,363	1,950
Canadian National Railway (2)	101,942	11,450
Cenovus Energy	256,277	7,498
Descartes Systems Group (1)(2)	52,275	3,772
Element Fleet Management	249,665	5,960
Great-West Lifeco	97,276	5,198
Shopify, Class A (1)	38,699	4,697
Suncor Energy (USD)	76,364	5,228

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
TMX Group	70,557	2,878
Total Canada (Cost $41,237)		48,631
CHINA 0.4%
Common Stocks 0.4%
Alibaba Group Holding (HKD)	315,268	5,196
Total China (Cost $5,208)		5,196
DENMARK 1.0%
Common Stocks 1.0%
Novo Nordisk, Class B	204,578	8,702
Orsted (1)	197,670	5,286
Total Denmark (Cost $14,993)		13,988
FINLAND 1.1%
Common Stocks 1.1%
Sampo, Class A	340,809	3,542
Stora Enso, Class R	294,616	3,280
UPM-Kymmene	179,592	5,381
Wartsila	69,297	2,910
Total Finland (Cost $14,890)		15,113
FRANCE 11.7%
Common Stocks 11.7%
Air Liquide	18,927	4,072
Airbus	62,916	12,971
AXA	356,841	17,202
BNP Paribas	83,166	8,734
Cie de Saint-Gobain	42,263	3,872
Cie Generale des Etablissements Michelin	73,545	2,664
Dassault Aviation	31,402	10,981
Engie	210,838	6,950
EssilorLuxottica	10,773	2,280
Eurofins Scientific	65,427	4,548

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Legrand	31,999	5,733
LVMH Moet Hennessy Louis Vuitton	9,284	4,960
Orange	192,450	4,007
Safran	24,754	7,949
Sanofi	97,642	9,137
Sartorius Stedim Biotech	26,933	4,978
Schneider Electric	24,108	7,671
Societe Generale	136,202	10,964
SPIE	70,812	4,109
TotalEnergies	217,733	20,243
Vinci	66,436	10,047
Total France (Cost $152,888)		164,072
GERMANY 7.5%
Common Stocks 7.5%
Allianz	31,716	14,486
Daimler Truck Holding	71,196	3,591
Deutsche Telekom	459,055	14,828
DHL Group	97,047	5,746
Heidelberg Materials	38,262	8,442
Infineon Technologies	66,443	4,469
KION Group	58,979	3,078
Quiagen	101,629	3,467
SAP	45,205	7,590
Siemens	63,677	18,922
Siemens Energy	68,907	14,603
Siemens Healthineers	165,913	6,803
Total Germany (Cost $103,526)		106,025
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	802,200	8,807
Galaxy Entertainment Group	399,000	1,702

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Techtronic Industries	275,000	3,988
Total Hong Kong (Cost $12,897)		14,497
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	58,248	7,813
Total Hungary (Cost $4,482)		7,813
IRELAND 0.9%
Common Stocks 0.9%
Kingspan Group	41,790	3,866
Ryanair Holdings	317,777	8,338
Total Ireland (Cost $13,316)		12,204
ISRAEL 0.3%
Common Stocks 0.3%
Tower Semiconductor (USD) (1)	22,358	4,942
Total Israel (Cost $2,883)		4,942
ITALY 4.5%
Common Stocks 4.5%
Enel	1,359,268	15,870
Ferrari	17,493	6,054
Generali	140,266	6,286
Leonardo	143,430	8,957
Poste Italiane	143,399	3,806
UniCredit	283,369	21,899
Total Italy (Cost $54,064)		62,872
JAPAN 21.8%
Common Stocks 21.8%
Ajinomoto	178,000	5,721
Asahi Group Holdings	500,800	4,931
Asics	199,000	5,651
Calbee	148,898	2,822

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Chugai Pharmaceutical	112,300	5,989
Food & Life	31,400	1,826
Fujitsu	200,000	4,014
Hitachi	466,800	14,843
Isetan Mitsukoshi Holdings	350,500	6,661
KDDI	551,600	9,027
Keyence	9,000	4,128
Komatsu	123,600	5,292
Kubota	292,200	4,770
Kurita Water Industries	39,900	2,156
Kyushu Railway	171,100	3,927
MatsukiyoCocokara	218,300	3,181
Mitsubishi Chemical Group	765,700	4,489
Mitsubishi Electric	298,200	11,967
Mitsubishi Estate	466,200	13,286
Mitsubishi UFJ Financial Group	931,000	16,723
Mitsui Fudosan	385,300	4,220
MS&AD Insurance Group Holdings	409,100	10,520
Nippon Sanso Holdings	218,000	7,686
Nippon Steel (2)	1,122,800	4,134
Niterra	40,300	2,178
Oji Holdings	582,800	3,064
Olympus (2)	307,222	3,022
Open House Group	31,400	1,848
ORIX	366,200	12,325
Recruit Holdings	178,500	8,269
Renesas Electronics	1,198,500	24,237
Resona Holdings	479,400	5,996
Seven & i Holdings	694,500	8,285
Shimizu	288,800	5,580
Shin-Etsu Chemical	236,818	10,904
SoftBank Group	137,000	4,680
Sony Group	598,600	11,993

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sumitomo	236,200	8,782
Sumitomo Mitsui Trust Group	157,800	5,276
Taiheiyo Cement	226,200	5,136
Takeda Pharmaceutical	323,500	10,815
Tokyo Electron	13,700	4,037
Toyota Motor	620,200	11,905
Total Japan (Cost $275,401)		306,296
NETHERLANDS 8.5%
Common Stocks 8.5%
ABN AMRO Bank, CVA	87,083	3,032
Adyen (1)(2)	9,648	10,887
AerCap Holdings (USD)	37,975	5,400
Argenx, ADR (USD) (1)	6,823	5,334
ASM International (2)	9,353	9,150
ASML Holding	32,511	46,996
CVC Capital Partners (2)	258,163	3,929
ING Groep	475,454	13,760
Koninklijke Ahold Delhaize	67,859	3,183
Koninklijke Philips (2)	195,698	5,162
Magnum Ice Cream (GBP) (1)(2)	61,690	901
Prosus	241,267	11,681
Total Netherlands (Cost $95,534)		119,415
PORTUGAL 1.5%
Common Stocks 1.5%
Banco Comercial Portugues, Class R	4,948,878	5,290
Galp Energia SGPS	446,621	10,446
Jeronimo Martins	232,962	5,594
Total Portugal (Cost $17,227)		21,330
SINGAPORE 1.3%
Common Stocks 1.3%
DBS Group Holdings	132,350	6,103

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sea, ADR (USD) (1)	63,764	5,412
United Overseas Bank	249,893	7,117
Total Singapore (Cost $20,293)		18,632
SOUTH KOREA 1.7%
Common Stocks 1.7%
Hyundai Motor	13,244	4,801
KT, ADR (USD)	276,772	5,931
Samsung Electronics	92,384	13,912
Total South Korea (Cost $12,182)		24,644
SPAIN 2.2%
Common Stocks 2.2%
Banco Bilbao Vizcaya Argentaria	569,276	12,571
Banco Santander (2)	636,900	7,771
CaixaBank	437,114	5,564
Iberdrola	191,888	4,499
Total Spain (Cost $28,391)		30,405
SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, Class B (2)	126,772	4,879
Essity Aktiebolag, Class B	371,815	9,870
Spotify Technology (USD) (1)	14,383	6,423
Swedbank, Class A	97,150	3,434
Telefonaktiebolaget LM Ericsson, Class B	583,395	6,959
Total Sweden (Cost $32,057)		31,565
SWITZERLAND 4.1%
Common Stocks 4.1%
Cie Financiere Richemont, Class A	41,709	8,005
Nestle	59,340	6,007
Novartis	81,067	11,981
Roche Holding	46,221	18,835

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sonova Holding	22,958	5,033
UBS Group	165,540	7,325
Total Switzerland (Cost $51,176)		57,186
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing	138,000	9,580
Unimicron Technology	248,000	7,044
Total Taiwan (Cost $7,908)		16,624
UNITED KINGDOM 17.7%
Common Stocks 17.7%
AstraZeneca (USD)	187,628	35,156
Aviva	545,138	4,623
BAE Systems	200,524	5,577
Barclays	2,680,826	15,758
BP	1,280,608	10,137
British American Tobacco	154,570	9,103
BT Group	2,222,837	6,535
Bunzl	87,463	2,883
Compass Group (USD)	215,453	6,088
Glencore (1)	698,699	5,430
GSK, ADR (USD) (2)	161,373	8,441
HSBC Holdings	816,040	15,015
Imperial Brands	359,131	13,644
Informa	260,442	2,816
InterContinental Hotels Group (USD)	40,410	5,778
Lloyds Banking Group	4,899,405	6,660
National Grid	521,086	9,328
Prudential	354,737	5,346
RELX	101,290	3,694
Rolls-Royce Holdings	1,392,648	22,410
Segro	698,763	6,619
Shell	243,488	11,071

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Smiths Group	85,012	2,935
SSE	141,916	5,081
Standard Chartered	433,818	11,047
Unilever	304,686	17,768
Total United Kingdom (Cost $213,256)		248,943
UNITED STATES 0.3%
Common Stocks 0.3%
Amcor	101,656	3,867
Total United States (Cost $4,434)		3,867
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	5,450,664	5,451
Total Short-Term Investments (Cost $5,451)		5,451
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.3%
Money Market Funds 1.3%
T. Rowe Price Treasury Reserve Fund, 3.71% (3)(4)	19,125,647	19,126
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		19,126
Total Securities Lending Collateral (Cost $19,126)		19,126
Total Investments 101.2% of Net Assets (Cost $1,252,841)		$1,422,233

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	See Note 4. All or a portion of this security is on loan at April 30, 2026.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/1/26	JPY	133,568	USD	838	$15
State Street	5/1/26	JPY	343,680	USD	2,153	42
Net unrealized gain (loss) on open forward currency exchange contracts						$57

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 4/30/26
T. Rowe Price Government Reserve Fund	$21,437	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	19,126
	Total			$19,126^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $19,126.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,252,841)	$1,422,233
Receivable for shares sold	5,467
Dividends receivable	5,183
Receivable for investment securities sold	2,124
Foreign currency (cost $1,618)	1,621
Unrealized gain on forward currency exchange contracts	57
Other assets	10
Total assets	1,436,695
Liabilities
Obligation to return securities lending collateral	19,126
Payable for investment securities purchased	11,285
Due to custodian	667
Investment management and administrative fees payable	567
Total liabilities	31,645
NET ASSETS	$1,405,050
Net Assets Consists of:
Total distributable earnings (loss)	$178,148
Paid-in capital applicable to 38,550,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,226,902
NET ASSETS	$1,405,050
NET ASSET VALUE PER SHARE	$36.45
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,669)	$16,319
Securities lending	65
Interest	2
Total income	16,386
Expenses
Investment management and administrative expense	2,987
Miscellaneous expense	1
Total expenses	2,988
Net investment income	13,398
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(1,566)
In-kind redemptions	7,587
Foreign currency transactions	130
Net realized gain	6,151
Change in net unrealized gain / loss
Securities	87,648
Forward currency exchange contracts	57
Other assets and liabilities denominated in foreign currencies	72
Change in unrealized gain / loss	87,777
Net realized and unrealized gain / loss	93,928
INCREASE IN NET ASSETS FROM OPERATIONS	$107,326
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/26	10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,398	$13,209
Net realized gain	6,151	16,508
Change in net unrealized gain / loss	87,777	75,480
Increase in net assets from operations	107,326	105,197
Distributions to shareholders
Net earnings	(18,876)	(2,404)
Capital share transactions*
Shares sold	353,660	873,040
Shares redeemed	(28,873)	(68,511)
Increase in net assets from capital share transactions	324,787	804,529
Net Assets
Increase during period	413,237	907,322
Beginning of period	991,813	84,491
End of period	$1,405,050	$991,813
*Share information (000s)
Shares sold	9,900	28,500
Shares redeemed	(800)	(2,100)
Increase in shares outstanding	9,100	26,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

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NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

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instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the

T. ROWE PRICE INTERNATIONAL EQUITY ETF

greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$88,084	$1,309,572	$—	$1,397,656
Short-Term Investments	5,451	—	—	5,451
Securities Lending Collateral	19,126	—	—	19,126
Total	112,661	1,309,572	—	1,422,233
Forward Currency Exchange Contracts	—	57	—	57
Total	$112,661	$1,309,629	$—	$1,422,290
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as

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described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Foreign exchange derivatives	Forwards	$57
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(000s) Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Change in Unrealized Gain (Loss)
Foreign exchange derivatives	$57
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

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Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $23,889,000; the aggregate value of collateral was $24,454,000 and consisted of cash collateral and related investments of $19,126,000 and U.S. government securities of $5,328,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $216,459,000 and $193,901,000, respectively, for the six months ended April 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $321,819,000 and $28,197,000, respectively, for the six months ended April 30, 2026.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had $4,907,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,252,951,000. Net unrealized gain aggregated $169,339,000 at period-end, of which $217,935,000 related to appreciated investments and $48,596,000 related to depreciated investments.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Fund does not pay investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 285,731 shares of the fund, representing less than 1% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund.  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.  The information provided to the Board indicated that the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1076-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026